COMMITMENTS AND CONTINGENCIES - Additional information (Details) - USD ($) $ in Thousands	Feb. 28, 2022	Feb. 28, 2021
Commitments and Contingencies
Capital commitment
Capital commitment for construction of property and purchase of property, plant and equipment	278,677
Amount within one year for the capital commitment	155,803
Amount thereafter for the capital commitment	122,874
Investment commitment
Commitments and Contingencies	$ 9,870